Investment Objectives and Goals - GMO Emerging Markets Debt Total Return Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GMO EMERGING MARKETS DEBT TOTAL RETURN FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Positive total return.